STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Preferred Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2017	579,465,449	5,193,000
Beginning balance, value at Dec. 31, 2017	$ 5,795	$ 52	$ 5,261,255	$ (5,640,177)	$ (373,076)
Shares of Stock Cancelled, shares	(48,000,000)
Shares of Stock Cancelled, value	$ (480)		(1,024,520)		(1,025,000)
Common Stock Issued in Exchange for Services, shares	500,000
Common Stock Issued in Exchange for Services, value	$ 5		6,795		6,800
Common Stock Issued for Stock Agreements, shares	20,000,000
Common Stock Issued for Stock Agreements, value	$ 200		99,800		100,000
Common Stock Issued for Compensation, shares	10,000,000
Common Stock Issued for Compensation, value	$ 100		135,900		136,000
Preferred Stock Issued for Compensation, shares		500,000
Preferred Stock Issued for Compensation, value		$ 5	7,895		7,900
Preferred Stock Issued for Stock Agreements, shares		316,000
Preferred Stock Issued for Stock Agreements, value		$ 3	303,423		303,426
Preferred Stock Conversion to Common Shares, shares	100,000,000	(100,000)
Preferred Stock Conversion to Common Shares, value	$ 1,000	$ (1)	(999)
Changes in Correction of Prior Period Errors, shares	(120,000,000)
Changes in Correction of Prior Period Errors, value	$ (1,200)		(1,628,800)	1,630,000
Net Income (loss)				(356,595)	(356,595)
Ending balance, shares at Dec. 31, 2018	541,965,449	5,909,000
Ending balance, value at Dec. 31, 2018	$ 5,420	$ 59	3,160,748	(4,366,772)	(1,200,545)
Shares of Stock Cancelled, shares	(64,860,346)	(650,000)
Shares of Stock Cancelled, value	$ (649)	$ (7)	(185,846)		(186,501)
Common Stock Issued in Exchange for Services, shares	10,000,000
Common Stock Issued in Exchange for Services, value	$ 100		799,900		800,000
Common Stock Issued in Exchange for Trademark, shares	500,000
Common Stock Issued in Exchange for Trademark, value	$ 5		59,245		59,250
Common Stock Issued for Sponsorship Agreements, shares	262,500
Common Stock Issued for Sponsorship Agreements, value	$ 3		34,385		34,388
Common Stock Issued for Compensation, shares	5,100,000
Common Stock Issued for Compensation, value	$ 51		290,049		290,100
Preferred Stock Issued for Compensation, value
Preferred Stock Conversion to Common Shares, shares	271,000,000	(271,000)
Preferred Stock Conversion to Common Shares, value	$ 2,710	$ (3)	(2,707)		0
Net Income (loss)				(1,787,669)	(1,787,669)
Ending balance, shares at Dec. 31, 2019	763,967,603	4,988,000
Ending balance, value at Dec. 31, 2019	$ 7,640	$ 50	4,155,775	(6,154,441)	(1,990,976)
Common Stock Issued for Compensation, shares	5,000,000
Common Stock Issued for Compensation, value	$ 50		318,450		318,500
Net Income (loss)				(594,930)	(594,930)
Ending balance, shares at Mar. 31, 2020	768,967,603	4,988,000
Ending balance, value at Mar. 31, 2020	$ 7,690	$ 50	4,474,225	(6,749,371)	2,267,406
Beginning balance, shares at Dec. 31, 2019	763,967,603	4,988,000
Beginning balance, value at Dec. 31, 2019	$ 7,640	$ 50	4,155,775	(6,154,441)	(1,990,976)
Preferred Stock Issued for Compensation, value
Ending balance, shares at Sep. 30, 2020	778,052,603	988,140
Ending balance, value at Sep. 30, 2020	$ 7,781	$ 10	4,915,822	(8,325,732)	(3,402,122)
Beginning balance, shares at Mar. 31, 2020	768,967,603	4,988,000
Beginning balance, value at Mar. 31, 2020	$ 7,690	$ 50	4,474,225	(6,749,371)	2,267,406
Common Stock Issued for Sponsorship Agreements, shares	85,000
Common Stock Issued for Sponsorship Agreements, value	$ (1)		(2,577)		(2,578)
Common Stock Issued for Compensation, shares	5,000,000
Common Stock Issued for Compensation, value	$ 50		157,450		157,500
Warrant related to private placement			281,565		281,565
Net Income (loss)				(1,066,920)	(1,066,920)
Ending balance, shares at Jun. 30, 2020	774,052,063	4,988,000
Ending balance, value at Jun. 30, 2020	$ 7,741	$ 50	4,915,819	(7,816,291)	(2,892,683)
Common Stock Conversion to Preferred Stock, shares	(140)	140
Common Stock Conversion to Preferred Stock, value
Preferred Stock Conversion to Common Shares, shares	4,000,000	(4,000,000)
Preferred Stock Conversion to Common Shares, value	$ 40	$ (40)
Accrued Common Stock Issued for Compensation, shares	140
Accrued Common Stock Issued for Compensation, value	$ 0		2		2
Net Income (loss)				(509,441)	(509,441)
Ending balance, shares at Sep. 30, 2020	778,052,603	988,140
Ending balance, value at Sep. 30, 2020	$ 7,781	$ 10	$ 4,915,822	$ (8,325,732)	$ (3,402,122)